GOVERNMENT FEES AND OTHER TAXES (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of government fees and other taxes [Abstract]
Schedule of Government Fees and Other Taxes Consist
	Years ended March 31,
	2019	2018
Government fees	$162	$351
Other taxes	2,537	2,620
	$2,699	$2,971